Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 1,564	$ 1,352	$ 1,713
Arising (released) during the year	676	659	46
Released (used) during the year	(32)	(50)	(280)
Released (unused) during the year	(167)	(397)	127
Total, end of period	2,041	1,564	1,352
Current	352	32	46	$ 317
Non current	1,689	1,532	1,306	$ 1,396
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	660	664	985
Arising (released) during the year	590	443	75
Released (used) during the year	(32)	(50)	(269)
Released (unused) during the year	(167)	(397)	127
Total, end of period	1,051	660	664
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	904	688	728
Arising (released) during the year	86	216	(29)
Released (used) during the year	0	0	(11)
Released (unused) during the year	0	0	0
Total, end of period	$ 990	$ 904	$ 688